S-K 1602, SPAC Registered Offerings	Sep. 23, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]
If we are unable to complete our initial business combination within 24 months from the closing of this offering, or such other time period in which we must complete an initial business combination pursuant to an amendment to our amended and restated memorandum and articles of association, which we refer to as the completion window, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (net of taxes paid or payable (other than excise or similar taxes) and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein. We may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, holders of our public shares will be offered an opportunity to redeem their shares upon approval of such extension, regardless of whether they abstain, vote in favor of or vote against such extension.

SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	We may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

ENTITY	AMOUNT OF COMPENSATION TO BE RECEIVED OR SECURITIES ISSUED OR TO BE ISSUED	CONSIDERATION PAID OR TO BE PAID
Frazier Life Sciences Holdings II LLC and other initial shareholders	1,875,000 Class B ordinary shares, of which 1,683,749 Class B ordinary shares are held by our sponsor and 191,251 Class B ordinary shares are held by our independent directors and Chief Financial Officer.	$25,000 (approximately $0.013 per share after giving effect to the share forfeiture)

Frazier Life Sciences Holdings II LLC	300,000 private placement shares	$3,000,000 ($10.00 per share)

Frazier Life Sciences Holdings II LLC, an affiliate thereof, or our officers and directors	Repayment in cash or up to $3,000,000 in private placement shares of the post-business combination entity at a price of $10.00 per share at the option of the lender	Loans to finance transaction costs in connection with an intended initial business combination

Frazier Life Sciences Holdings II LLC	Repayment in cash	Up to $300,000 under an unsecured, non-interest bearing promissory note for offering-related and organizational expenses. This loan is due at the earlier of December 31, 2027 or the closing of this offering and is anticipated to be repaid upon completion of this offering out of the $750,000 of offering proceeds that has been allocated for the payment of offering expenses other than underwriting commissions

ENTITY	AMOUNT OF COMPENSATION TO BE RECEIVED OR SECURITIES ISSUED OR TO BE ISSUED	CONSIDERATION PAID OR TO BE PAID
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

Frazier Life Sciences Holdings II LLC, our officers or directors, or affiliates thereof	Repayment in cash	Any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]
Redemption of public shares and distribution and liquidation if no initial business combination:	Our amended and restated memorandum and articles of association provide that we will have only the completion window to complete our initial business combination. If we are unable to complete our initial business combination within the completion window, we will as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (net of taxes paid or payable (other than excise or similar taxes) and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding public shares, which redemption will constitute full and complete payment for the public shares and completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation or other distributions, if any), subject, in each case to our obligations under Cayman Islands law to provide for claims of creditors and in all cases subject to the other requirements of applicable law.

Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have waived their rights to liquidating distributions from the trust account with respect to any founder shares and private placement shares held by them if we fail to complete our initial business combination within the completion window, although they will be entitled to liquidating distributions from assets outside the trust account. However, if they acquire public shares in or after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to complete our initial business combination within the completion window. The underwriters have agreed to waive their rights to their deferred underwriting commission held in the trust account in the event we do not complete our initial business combination within the completion window and, in such event, such amounts will be included with the funds held in the trust account that will be available to fund the redemption of our public shares.

Our sponsor, officers and directors have agreed, pursuant to a letter agreement, that they will not propose any amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial
business combination activity, unless we provide our public shareholders with the opportunity to redeem their Class A ordinary shares upon approval of any such amendment at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (net of taxes paid or payable (other than excise or similar taxes)), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described above under “
Limitations on redemptions
.” For example, our board of directors may propose such an amendment if it determines that additional time is necessary to complete our initial business combination. In such event, we will conduct a proxy solicitation and distribute proxy materials pursuant to Regulation 14A of the Exchange Act seeking shareholder approval of such proposal, and in connection therewith, provide our public shareholders with the redemption rights described above upon shareholder approval of such amendment.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]
Conflicts of Interest:
Each of our officers and directors has, and any of them in the future may have, additional fiduciary or contractual obligations to at least one other entity pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target. However, because the other entities to which our officers and directors currently owe fiduciary duties or contractual obligations are not themselves in the business of engaging in business combinations, and because we expect that our company will generally have priority over any other special purpose acquisition companies subsequently incorporated by our sponsor, officers or directors with respect to acquisition opportunities until we complete our initial business combination or enter into a contractual agreement that would restrict our ability to engage in material discussions regarding a potential initial business combination, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.

Our executive officers and our directors may have interests that differ from you in connection with the business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent they receive liquidating distributions from assets outside the trust account, and accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction. Additionally, the personal and financial interests of our directors and executive officers may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. For example, our directors and executive officers may prioritize a prospective initial business combination with a shorter timeline to completion over another acquisition target which may be more difficult or time-intensive to consummate. Consequently, our directors’ and executive officers’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular business combination are appropriate and in our shareholders’ best interest, which could negatively impact the timing for a business combination.

In addition to the above, our officers and directors are not required to commit any specified amount of time to our affairs, and, accordingly, may have conflicts of interest in allocating management time among various business activities, including selecting a business combination target and monitoring the related due diligence.

Additionally, our sponsor and executive officers and directors have agreed to waive their redemption rights with respect to their founder shares, private placement shares and any public shares held by them in connection with the consummation of our initial business combination. Further, our sponsor and executive officers and directors have agreed to waive their redemption rights with respect to any founder shares held by them if we are unable to complete our initial business combination within the completion window. With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our sponsor or its permitted transferees until one year after the completion of our initial business combination or earlier if the last sale price of our Class A ordinary shares equals or exceeds $12.00 for any 20 trading days within any
30-trading
day period commencing at least 180 days after the completion of our initial business combination.

Affiliates of FLS and members of our board of directors will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction because of their financial interest in completing an initial business combination within the completion window. Our sponsor paid a nominal aggregate purchase price of $25,000 for the founder shares, or approximately $0.013 per share. Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares.

In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

We are not prohibited from pursuing an initial business combination or subsequent transaction with a company that is affiliated with FLS, our sponsor, founders, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination. In the event we seek to complete an initial business combination with a target that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor, executive officers or directors, we, or a committee of independent directors, would obtain an opinion from an independent investment banking firm or an independent valuation or accounting firm stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]
At August 21, 2026, our net tangible book deficit was $56,151, or approximately $0.03 per Class B ordinary share. The following table illustrates what the Adjusted NTBVPS at August 21, 2026 would have been to the public shareholders on a pro forma basis to give effect to this offering and the issuance of the private placement shares:

AS OF AUGUST 21, 2026
OFFERING PRICE OF $10.00 PER SHARE	25% OF MAXIMUM REDEMPTION		50% OF MAXIMUM REDEMPTION		75% OF MAXIMUM REDEMPTION		MAXIMUM REDEMPTION
NTBV	NTBV	DIFFERENCE BETWEEN NTBV AND OFFERING PRICE	NTBV	DIFFERENCE BETWEEN NTBV AND OFFERING PRICE	NTBV	DIFFERENCE BETWEEN NTBV AND OFFERING PRICE	NTBV	DIFFERENCE BETWEEN NTBV AND OFFERING PRICE
$7.60	$7.02	$2.98	$6.08	$3.92	$4.26	$5.74	$(0.68)	$10.68

For each of the redemption scenarios above, the NTBV was calculated as follows:

	NO REDEMPTIONS	25% OF MAXIMUM REDEMPTIONS	50% OF MAXIMUM REDEMPTIONS	75% OF MAXIMUM REDEMPTIONS	MAXIMUM REDEMPTIONS
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
Increase (decrease) attributable to public shareholders	7.63	7.05	6.11	4.29	(0.65)
Pro forma net tangible book value (deficit) after this offering and the sale of the private placement shares	7.60	7.02	6.08	4.26	(0.68)
Dilution to public shareholders	2.40	2.98	3.92	5.74	10.68
Percentage of dilution to public shareholders	24.0%	29.8%	39.2%	57.4%	106.8%

	NO REDEMPTIONS	25% OF MAXIMUM REDEMPTIONS	50% OF MAXIMUM REDEMPTIONS	75% OF MAXIMUM REDEMPTIONS	MAXIMUM REDEMPTIONS
Numerator:
Net tangible book deficit before this offering	$(56,151)	$(56,151)	$(56,151)	$(56,151)	$(56,151)
Net proceeds from this offering and the sale of the private placement shares (1)	76,500,000	76,500,000	76,500,000	76,500,000	76,500,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	74,628	74,628	74,628	74,628	74,628
Less: Deferred Underwriting discount (2)	(3,000,000)	(3,000,000)	(3,000,000)	(3,000,000)	(3,000,000)
Less: Amounts paid for redemptions (3)	—	(18,750,000)	(37,500,000)	(56,250,000)	(75,000,000)

	73,518,477	54,768,477	36,018,477	17,268,477	(1,481,523)
Denominator:
Ordinary shares outstanding prior to this offering	1,875,000	1,875,000	1,875,000	1,875,000	1,875,000
Ordinary shares offered and sale of private placement shares	7,500,000	7,500,000	7,500,000	7,500,000	7,500,000
Private placement shares	300,000	300,000	300,000	300,000	300,000
Less: Ordinary shares redeemed	—	(1,875,000)	(3,750,000)	(5,625,000)	(7,500,000)

	9,675,000	7,800,000	5,925,000	4,050,000	2,175,000

(1)	Expenses applied against gross proceeds include offering expenses of approximately $750,000, underwriting commissions of $1,500,000 and reimbursement by the underwriters of certain of our expenses and fees in connection with this offering of $750,000. See “Use of Proceeds.”
(2)	Upon the consummation of our initial business combination, the deferred underwriting commissions will equal 4% of the gross proceeds of t his offering.
(3)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions or repurchases in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their affiliates may purchase public shares in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “
Proposed Business—Effecting Our Initial Business Combination—Permitted Purchases and Other Transactions with Respect to Our Securities
.”